BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended
Apr. 30, 2017
State of Incorporation	Nevada
Mmex Resources Corporation [Member]
Ownership Percentage	-
Form of Entity	Corporation
State of Incorporation	Nevada
Relationship	Parent
Mcc Merger Inc [Member]
Ownership Percentage	100%
Form of Entity	Corporation
State of Incorporation	Delaware
Relationship	Holding Subsidiary
Maple Carpenter Creek Holdings Inc [Member]
Ownership Percentage	100%
Form of Entity	Corporation
State of Incorporation	Delaware
Relationship	Subsidiary
Maple Carpenter Creek Llc [Member]
Ownership Percentage	80%
Form of Entity	LLC
State of Incorporation	Nevada
Relationship	Subsidiary
Carpenter Creek Llc [Member]
Ownership Percentage	95%
Form of Entity	LLC
State of Incorporation	Delaware
Relationship	Subsidiary
Armadillo Holdings Group Corp [Member]
Ownership Percentage	100%
Form of Entity	Corporation
State of Incorporation	British Virgin Isles
Relationship	Subsidiary
Armadillo Mining Corp [Member]
Ownership Percentage	98.6%
Form of Entity	Corporation
State of Incorporation	British Virgin Isles
Relationship	Subsidiary